Retirement-Related Benefits - OCI and AOCI (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in AOCI for retirement-related benefits
Current period loss/(gain)			$ (392)	$ (70)	$ 3,115
Curtailments and settlements			(9)	(3,159)	(5)
Amortization of net loss included in net periodic (income)/cost			(623)	(975)	(515)
Current period prior service costs/(credits)			469	56	(2)
Amortization of prior service (costs)/credits included in net periodic (income)/cost			7	7	9
Pension settlement charges		$ 2,700	0	3,113	0
United States
Changes in AOCI for retirement-related benefits
Pension settlement charges				2,700
Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Pension settlement charges	$ 400			400
Pension Plan | United States
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			6,153	9,467
Current period loss/(gain)			(147)	(101)
Curtailments and settlements			0	(2,761)
Amortization of net loss included in net periodic (income)/cost			(280)	(452)
Net loss at end of period	6,153		5,726	6,153	9,467
Prior service costs/(credits) at beginning of period			0	0
Current period prior service costs/(credits)			0	0
Curtailments, settlements and other			0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost			0	0
Prior service costs/(credits) at end of period	0		0	0	0
Transition (assets)/liabilities at beginning of period			0	0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	6,153		5,726	6,153
Pension Plan | Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			11,950	12,937
Current period loss/(gain)			(291)	(73)
Curtailments and settlements			(9)	(398)
Amortization of net loss included in net periodic (income)/cost			(343)	(516)
Net loss at end of period	11,950		11,307	11,950	12,937
Prior service costs/(credits) at beginning of period			342	309
Current period prior service costs/(credits)			469	56
Curtailments, settlements and other			0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost			(22)	(22)
Prior service costs/(credits) at end of period	342		789	342	309
Transition (assets)/liabilities at beginning of period			0	0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	12,293		12,096	12,293
Other Postretirement Benefits Plan | United States
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			188	73
Current period loss/(gain)			60	115
Curtailments and settlements			0	0
Amortization of net loss included in net periodic (income)/cost			0	0
Net loss at end of period	188		249	188	73
Prior service costs/(credits) at beginning of period			(321)	(350)
Current period prior service costs/(credits)			0	0
Curtailments, settlements and other			0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost			29	29
Prior service costs/(credits) at end of period	(321)		(292)	(321)	(350)
Transition (assets)/liabilities at beginning of period			0	0
Transition (assets)/liabilities at end of period	0		0	0	0
Total loss recognized in accumulated other comprehensive income/(loss)	(133)		(43)	(133)
Other Postretirement Benefits Plan | Non-U.S. Plans
Changes in AOCI for retirement-related benefits
Net loss at beginning of period			125	123
Current period loss/(gain)			1	0
Curtailments and settlements			0	0
Amortization of net loss included in net periodic (income)/cost			(1)	1
Net loss at end of period	125		125	125	123
Prior service costs/(credits) at beginning of period			(1)	(1)
Current period prior service costs/(credits)			0	0
Curtailments, settlements and other			0	0
Amortization of prior service (costs)/credits included in net periodic (income)/cost			0	0
Prior service costs/(credits) at end of period	(1)		(1)	(1)	(1)
Transition (assets)/liabilities at beginning of period			0	0
Transition (assets)/liabilities at end of period	0		0	0	$ 0
Total loss recognized in accumulated other comprehensive income/(loss)	$ 124		$ 124	$ 124